Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Passive global equities [Member]	Dec. 31, 2012 Passive global equities [Member]	Dec. 31, 2013 Active global equities [Member]	Dec. 31, 2012 Active global equities [Member]	Dec. 31, 2013 Mid Small Cap Equity Securities [Member]	Dec. 31, 2012 Mid Small Cap Equity Securities [Member]	Dec. 31, 2013 Emerging markets equities [Member]	Dec. 31, 2012 Emerging markets equities [Member]	Dec. 31, 2013 Real estate equity securities [Member]	Dec. 31, 2012 Real estate equity securities [Member]	Dec. 31, 2013 Debt Securities [Member]	Dec. 31, 2012 Debt Securities [Member]	Dec. 31, 2013 Hedge funds [Member]	Dec. 31, 2013 Private equity securities [Member]	Dec. 31, 2014 Non qualified pension plans [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Qualified pension plans [Member]	Dec. 31, 2012 Qualified pension plans [Member]	Dec. 31, 2014 Qualified pension plans [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Postretirement Welfare Plan [Member]	Dec. 31, 2012 Postretirement Welfare Plan [Member]	Dec. 31, 2014 Postretirement Welfare Plan [Member] Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Qualified employees maximum contribution to defined contribution savings plan allowed in percentage of annual compensation	75.00%
Company contribution to defined savings plan	4.00%
Company contribution, percentage company contribution matches of the employee's percentage contribution matched	100.00%
Employee retirement savings plan matching expenses	$ 118	$ 111	$ 103
Vesting service period for defined benefit pension plan	3 years
Company contributions to pension and postretirement welfare plan																		20	296	35	185	1	1	9
Decrease in Postretirement Welfare Plan Benefit Obligation Due To Plan Amendment																						(35)
Asset allocation for the company's qualified pension plan				35.00%	35.00%	8.00%	25.00%	7.00%	10.00%	5.00%	5.00%	5.00%	5.00%	30.00%	20.00%	5.00%	5.00%
Plan assets of the qualified pension plans that have asset management arrangements with related parties	119	168
Cash collateral for borrowed securities		14
Obligation to return cash collateral		$ 20